TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
440 Mamaroneck Avenue
Harrison, New York 10528

                 May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention:  File Desk

Re:           Transamerica Financial Life Insurance Company
TFLIC Series Life Account
TFLIC Freedom Elite Builder II
(File No. 333-113442)

Dear Sir or Madam:

On behalf of Transamerica Financial Life Insurance Company and the TFLIC Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by TFLIC through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 23, 2010 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

           Sincerely,

            /s/ Gayle A. Morden
            Gayle A. Morden
            Manager, Registered Products & Distribution

cc:  Art Woods, Esq.
       Mary Jane Wilson-Bilik, Esq.
       Gayle A. Morden